Mezzanine Equity - Summary of Activities of Temporary Equity (Detail) - USD ($)				12 Months Ended
	May 31, 2018	Mar. 31, 2018	Feb. 28, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Beginning balance				$ 25,902,710	$ 23,962,458	$ 1,290,615
Accretion				1,577,026	1,940,252	30,439
Repurchase						(1,102,821)
Re-designation (see note below)						(218,233)
Conversion to ordinary shares				(27,479,736)
Ending balance					25,902,710	23,962,458
Class A Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance						300,000
Repurchase		$ (3,000,000)	$ (3,000,000)			(300,000)
Class B Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance						218,233
Re-designation (see note below)						(218,233)
Class C Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance						772,382
Accretion						30,439
Repurchase	$ (4,600,000)					(802,821)
Series Angel Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance				263,608	234,394
Accretion				24,299	29,214
Conversion to ordinary shares				(287,907)
Ending balance					263,608	234,394
Series Pre-A Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance				3,570,201	3,570,201
Accretion
Conversion to ordinary shares				(3,570,201)
Ending balance					3,570,201	3,570,201
Series A Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance				22,068,901	20,157,863
Accretion				1,552,727	1,911,038
Conversion to ordinary shares				(23,621,628)
Ending balance					$ 22,068,901	$ 20,157,863